RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

a) Related Parties

Name of related parties	Relationship
William Wei Cao	Founder, CEO and a principal shareholder of the Company
Unitex Capital Ltd.	An entity controlled by Founder

b) The Group had the following related party transactions:

	For the six months ended June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Professional service fees incurred
Unitex Capital Ltd (a)	6,952	4,117	594

Note (a): For the six months ended June 30, 2022 and 2023, the Group paid RMB4,477 and RMB6,089 professional service fees to Unitex Capital Ltd, respectively.